SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Credit Loss [Abstract]
Accounts receivable	$ 7,549,931	$ 6,167,498
Less: allowance for doubtful accounts	(15,145)	(14,691)
Accounts receivable, net	$ 7,534,786	$ 6,152,807